Segments	12 Months Ended
Dec. 31, 2022
Segments
Segments

NOTE E. SEGMENTS

In January 2022, IBM announced the divestiture of its healthcare software assets which closed in the second quarter of 2022. Refer to note F, “Acquisitions & Divestitures,” for additional information. The company re-aligned its management structure to manage these assets outside of the Software segment prior to the divestiture. Beginning in the first quarter of 2022, the financial results of these assets are presented in Other–divested businesses. This change impacted the company’s reportable segments, but did not impact its Consolidated Financial Statements. The prior-year periods have been recast to reflect this segment change.

The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker (the chief executive officer) in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.

Certain transactions between the segments are recorded to other (income) and expense and are reflected in segment pre-tax income. These transactions predominately represent loans between Financing and Infrastructure segments to facilitate the acquisition of equipment and software used in IBM IaaS services arrangements.

The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources, Chief Information Office, and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., headcount. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.

The following tables reflect the results of continuing operations of the company’s segments consistent with the management and measurement system utilized within the company. Performance measurement is based on pre-tax income from continuing operations. These results are used by the chief operating decision maker, both in evaluating the performance of, and in allocating resources to, each of the segments.

Management System Segment View

($ in millions)
					Total
For the year ended December 31:	Software	Consulting	Infrastructure	Financing	Segments
2022
Revenue	$25,037	$19,107	$15,288	$645	$60,077
Pre-tax income from continuing operations	6,162	1,677	2,262	340	10,441
Revenue year-to-year change	6.9%	7.1%	7.8%	(16.6)%	6.8%
Pre-tax income year-to-year change	27.1%	15.7%	11.7%	(22.9)%	19.1%
Pre-tax income margin	24.6%	8.8%	14.8%	52.6%	17.4%
2021*
Revenue	$23,426	$17,844	$14,188	$774	$56,231
Pre-tax income from continuing operations	4,849	1,449	2,025	441	8,765
Revenue year-to-year change	5.9%	9.8%	(2.4)%	(20.6)%	4.3%
Pre-tax income year-to-year change	41.7%	40.1%	22.4%	(1.8)%	33.6%
Pre-tax income margin	20.7%	8.1%	14.3%	57.0%	15.6%
2020*
Revenue	$22,124	$16,257	$14,533	$975	$53,888
Pre-tax income from continuing operations**	3,423	1,034	1,654	449	6,561

*	Recast to reflect segment change.
**

Includes the impact of a $1.5 billion pre-tax charge for structural actions in the fourth quarter of 2020. The impact by segment was as follows: Software ($0.6 billion), Consulting ($0.4 billion) and Infrastructure ($0.4 billion). The impact to Financing was immaterial.

Reconciliations of IBM as Reported

($ in millions)
For the year ended December 31:	2022	2021	(1)	2020	(1)
Revenue
Total reportable segments	$60,077	$56,231		$53,888
Other—divested businesses	318	785		904
Other revenue	135	335		387
Total revenue	$60,530	$57,350		$55,179
	0	0

($ in millions)
For the year ended December 31:	2022		2021	(1)	2020	(1)
Pre-tax income from continuing operations
Total reportable segments	$10,441		$8,765		$6,561	(2)
Amortization of acquired intangible assets	(1,747)		(1,838)		(1,832)
Acquisition-related charges	(18)		(43)		(13)
Non-operating retirement-related (costs)/income	(6,548)	(3)	(1,282)		(1,073)
Kyndryl-related impacts (4)	(351)		118		—
Elimination of internal transactions	(10)		(7)		(28)
Other—divested businesses	91	(5)	(102)		(70)
Unallocated corporate amounts and other	(702)		(774)		(973)
Total pre-tax income from continuing operations	$1,156		$4,837		$2,572

(1) Recast to reflect segment change.

(2) Includes the impact of a $1.5 billion pre-tax charge for structural actions in the fourth quarter of 2020.

(3) Includes a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion. See note V, “Retirement-Related Benefits,” for additional information.

(4) Refer to note J, “Financial Assets & Liabilities,” for additional information.

(5) Includes a gain on the sale of the company's healthcare software assets. Refer to note F, "Acquisitions & Divestitures," for additional information.

Immaterial Items

Investment in Equity Alliances and Equity Alliances Gains/(Losses)

The investments in equity alliances and the resulting gains and (losses) from these investments that are attributable to the segments did not have a material effect on the financial position or the financial results of the segments.

Segment Assets and Other Items

Software assets are mainly goodwill, acquired intangible assets and accounts receivable. Consulting assets are primarily goodwill and accounts receivable. Infrastructure assets are primarily goodwill, plant, property and equipment, manufacturing inventory and accounts receivable. Financing assets are primarily financing receivables, and cash and marketable securities.

To ensure the efficient use of the company’s space and equipment, several segments may share leased or owned plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table below. In those cases, there will not be a precise correlation between segment pre-tax income and segment assets.

Depreciation expense and capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.

Financing amounts for interest income reflect the income associated with Financing's external client transactions, as well as the income from investment in cash and marketable securities. Financing amounts for interest expense reflect the expense associated with intercompany loans and secured borrowings supporting Financing's external client transactions. These secured borrowings are included in note P, “Borrowings.” Intercompany financing activities are recorded to other (income) and expense and are reflected in segment pre-tax income.

Management System Segment View

($ in millions)
						Total
For the year ended December 31:	Software	*	Consulting	Infrastructure	Financing	Segments
2022
Assets	$57,186		$13,481	$12,243	$15,757	$98,667
Depreciation/amortization of intangibles**	968		289	1,403	14	2,674
Capital expenditures/investments in intangibles	446		33	853	27	1,359
Interest income	—		—	—	582	582
Interest expense	—		—	—	175	175
2021
Assets	$58,420		$11,914	$11,766	$16,880	$98,980
Depreciation/amortization of intangibles**	983		250	1,399	49	2,681
Capital expenditures/investments in intangibles	559		55	792	33	1,439
Interest income	—		—	—	628	628
Interest expense	—		—	—	129	129
2020
Assets	$57,436		$10,548	$12,378	$24,974	$105,336
Depreciation/amortization of intangibles**	1,007		207	1,419	120	2,753
Capital expenditures/investments in intangibles	538		26	1,093	41	1,699
Interest income	—		—	—	834	834
Interest expense	—		—	—	307	307

*	Prior-year periods were recast to reflect segment change.
**	Segment pre-tax income from continuing operations does not include the amortization of acquired intangible assets.

Reconciliations of IBM as Reported

($ in millions)
At December 31:	2022	2021	*	2020	*
Assets
Total reportable segments	$98,667	$98,980		$105,336
Elimination of internal transactions	(1,062)	(1,608)		(4,686)
Other—divested businesses	100	1,109		1,376
Unallocated amounts
Cash and marketable securities	8,138	6,222		12,463
Notes and accounts receivable	281	1,622		1,655
Deferred tax assets	6,078	7,158		8,175
Plant, other property and equipment	1,760	2,196		2,449
Operating right-of-use assets	1,586	1,945		2,368
Pension assets	8,236	9,848		7,557
Other	3,459	4,530		3,514
Total assets of discontinued operations	—	—		15,764
Total IBM consolidated assets	$127,243	$132,001		$155,971

* Recast to reflect segment change.

Major Clients

No single client represented 10 percent or more of the company’s total revenue in 2022, 2021 or 2020.

Geographic Information

The following tables provide information for those countries that are 10 percent or more of the specific category.

Revenue*

($ in millions)
For the year ended December 31:	2022	2021	2020
United States	$25,098	$22,893	$22,258
Japan	5,453	5,648	5,680
Other countries	29,980	28,810	27,241
Total revenue	$60,530	$57,350	$55,179

* Revenues are attributed to countries based on the location of the client.

Plant and Other Property–Net

($ in millions)
At December 31:	2022	2021	2020
United States	$3,209	$3,375	$3,452
Other countries	2,100	2,293	2,656
Total*	$5,308	$5,668	$6,108

* Balances do not include rental machines.

Operating Right-of-Use Assets–Net

($ in millions)
At December 31:	2022	2021	2020
United States	$1,074	$1,148	$1,165
Japan	259	398	532
Other countries	1,545	1,676	1,870
Total	$2,878	$3,222	$3,566

Revenue by Classes of Similar Products or Services

The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. For each of the segments that include services, Software-as-a-Service, consulting, education, training and other product-related services are included as services. For each of these segments, software includes product license charges and ongoing subscriptions.

($ in millions)
For the year ended December 31:	2022	2021		2020
Software *
Software	$21,374	$19,845		$18,771
Services	3,575	3,485		3,253
Systems	88	96		100
Consulting
Services	$18,857	$17,563		$15,986
Software	170	173		183
Systems	80	108		89
Infrastructure
Maintenance	$4,590	$4,743		$4,804
Servers	4,471	3,483	**	3,686	**
Services	2,653	2,616		2,656
Storage	1,989	1,919	**	1,824	**
Software	1,585	1,426		1,563
Financing
Financing	$582	$628		$834
Used equipment sales	$64	$145		$140

*  Prior-year periods were recast to reflect segment change.

** Recast to conform to 2022 presentation to present used equipment sales in servers and storage.